Advantage Funds, Inc. (the "Registrant")
-Dreyfus Total Emerging Markets Fund (the “Fund”)

Incorporated herein by reference is the above-referenced Fund's As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 31, 2015 (SEC Accession No. 0000914775-15-000058).